Leases - Schedule of Future Minimum Payments for Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Leases [Abstract]
2019	$ 158,366
2020	163,102
2021	167,984
2022	173,038
2023	178,237
Thereafter	305,012
Total minimum lease payments	1,145,739
Less: effect of discounting	(334,574)
Present value of future minimum lease payments	811,165
Less: current obligations under leases	80,832
Long-term lease obligations	$ 730,333